CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment income	$ 38.2	$ 21.1	$ 22.3
Net sales and revenues	16,355.2	10,292.9	8,086.5
Curtailment gain			(66.0)
Income Before Income Taxes	1,506.9	660.3	175.0
Income taxes	464.6	202.7	63.1
Net Income	1,042.3	457.6	111.9
Net Income Per Share
Basic	$ 2.87	$ 1.25	$ 0.31
Diluted	$ 2.86	$ 1.25	$ 0.31
Weighted average number of common shares outstanding
Basic	363.3	365.0	363.8
Diluted	364.4	366.2	364.9
Truck and Other
Net sales and revenues	15,325.9	9,325.1	7,076.7
Cost of sales and revenues	13,341.8	8,198.8	6,483.4
Research and development	288.2	238.5	199.2
Selling, general and administrative	452.9	392.8	348.4
Curtailment gain			(66.0)
Interest and other expense, net	10.7	9.3	43.6
Costs and Expenses, Total	14,093.6	8,839.4	7,008.6
Income Before Income Taxes	1,232.3	485.7	68.1
Financial Services
Interest and fees	423.1	421.6	501.8
Operating lease, rental and other income	606.2	546.2	508.0
Revenues	1,029.3	967.8	1,009.8
Interest and other borrowing expenses	181.3	213.0	291.8
Depreciation and other expense	476.2	451.6	456.1
Selling, general and administrative	94.0	88.7	86.5
Provision for losses on receivables	41.4	61.0	90.8
Costs and Expenses, Total	792.9	814.3	925.2
Income Before Income Taxes	$ 236.4	$ 153.5	$ 84.6